STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risk free interest rate		0.41%
Exercise price		$ 2.02
Exercise price after re-pricing		$ 2.02
Fair value of terms rePricing		terms of 1.40 years, 1.97 years, 2.20 years and 2.26 years
Debt issuance price		$ 2.02
Warrant to purchase common stock		2,533,565
Weighted average contractual term		2 years 14 days
fair value of warrants immediately before the re-pricing		$ 1,915,077
fair value of warrants immediately After re-pricing		9,548,110
Dividend amount		$ 7,633,033
Fair value of cmmon stock before Re pricing		$ 3.75
Fair value of exercise prices before rePricing		exercise prices of $5.00, $6.00 and $7.50 before re-pricing
Divined rate		0.00%
Options [Member]
Number of Shares Exercisable	0	37,000
Number of Shares Outstanding, Beginning	0	37,000
Expired dates description		expiration dates of January 2022
Warrants [Member]
Number of Shares Exercisable	10,862,527	3,698,238
Number of Shares Outstanding, Beginning	10,862,527	3,698,238
Expired dates description	expiration dates from May 2023 through August 2027	expiration dates from May 2023 through March 2024.